Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 — COMMITMENTS AND CONTINGENCIES:

A. Israel Innovation Authority:

The Company has received royalty-bearing grants from the Israel Innovation Authority (the “IIA”), for approved research and development projects. The programs include grants for: wages, materials, subcontractors and miscellaneous. The Company is required to pay royalties at the rate of 3%-3.5% depending on meeting certain conditions on sales of the products developed with the funds provided by the IIA, up to an amount equal to 300% of the IIA research and development grant received, depending upon the manufacturing volume that is performed outside of Israel, indexed to the U.S. dollar and bearing interest., Until December 31, 2023, the interest was calculated at a rate based on an annual application of the London Interbank Offered Rate, or the LIBOR, applicable to U.S. dollar deposits, however, pursuant to the latest IIA regulations, as of January 1, 2024, IIA grants received after June 30, 2017, shall bear interest calculated at a rate based on an annual application of the SOFR, or at an alternative rate published by the Bank of Israel, plus approximately 0.72%. indexed to the dollar including accrued interest at the SOFR rate.

As of December 31, 2019, the research and development projects funded by the IIA were completed. The total amount of the IIA grant received was $738 thousand.

As of December 31, 2025, the maximum obligation with respect to the grants received from the IIA, including accrued interest, contingent upon entitled future sales, is $572 thousand. During the years ended 2025, 2024 and 2023, the Company paid the IIA royalties in the amounts of approximately $18, $8 and $19 thousand, respectively, in connection with revenues recorded between the years 2019-2025 of the products developed with the funds provided by the IIA.

When a company develops know-how, technology or products using IIA grants, the terms of these grants and the Research Law restrict the transfer of such know-how, and the transfer of manufacturing or manufacturing rights of such products, technologies or know-how outside of Israel, without the prior approval of the IIA. Therefore, the discretionary approval of an IIA committee would be required for any transfer to third parties inside or outside of Israel of know-how or manufacturing or manufacturing rights related to those aspects of such technologies. There is no certainty that the Company would obtain such approvals.